The total charge for the year can be reconciled to accounting profit as follows: (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Profit Before Tax		R$ 24,750,329	R$ 9,663,975	R$ 22,273,149
Operating Profit Before Tax		24,750,329	9,663,975	22,273,149
Rates (25% income tax and 25% social contribution tax)		(12,375,164)	(4,348,789)	(8,909,260)
Tax expense (income) relating to gain (loss) on discontinuance	[1]	(1,679,789)	(1,589,260)	(1,983,839)
Non-taxable/Non-deductible:
Equity in affiliates		72,114	85,723	59,795
Tax effect of impairment of goodwill		(559,247)	(183,854)	(137,175)
Exchange variation - foreign branches	[2]	768,902	6,831,484	715,424
Net Indeductible Expenses of Non-Taxable Income (3)		(230,958)	(57,663)	214,242
Adjustments:
Constitution of income and social contribution taxes on temporary differences		264,191	551,983	70,223
Effects of change in rate of social contribution taxes		1,820,072	1,478,138	1,604,000
CSLL Aliquot Differential Effect (4)		1,192,687	353,777	2,796,493
Other adjustments		1,536,187	665,239	(71,602)
Income taxes		(9,191,005)	3,786,778	(5,641,699)
Of which:
Current tax (6)		(8,087,119)	(5,111,380)	(6,692,328)
Deferred taxes		(1,103,886)	8,898,158	1,050,629
Taxes paid in the year		R$ (4,534,538)	R$ (1,269,150)	R$ (5,301,184)

[1]	PIS and COFINS are considered as components of the profit base (net base of certain income and expenses); therefore, and in accordance with IAS 12, they are accounted for as income taxes.
[2]	Permanent differences related to investment in overseas subsidiaries are considered to be non-taxable/deductible (see details below).